Loans and Allowance for Credit Losses - Disclosure of Gross Carrying Value of Loans Individually Determined to be Impaired (Parenthetical) (Detail) $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of loans that are either past due or impaired [Abstract]
Average gross carrying value of loans individually assessed to be impaired	$ 2,065